CURRENT ASSETS - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jul. 22, 2020 CAD ($)	Jul. 22, 2020 USD ($)
Property at 120 moon acres road
Disclosure of detailed information about borrowings [line items]
Long-term proceeds received associated with a property disposal	$ 11.7	$ 9.0	$ 12.1	$ 9.0